UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-4626

Tax-Free Trust of Oregon
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and address of Agent for Service)

Date of fiscal year end: September 30, 2010

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14)

TAX-FREE TRUST OF OREGON
SCHEDULE OF INVESTMENTS
December 31, 2010
(unaudited)

Amount	State of Oregon General Obligation Bonds (46.5%)	Ratings Moody's/ S&P and Fitch	Value	(a)

	Ashland, Oregon Refunding (Assured Guaranty Municipal Corp. Insured)
$1,025,000	4.000%, 05/01/17	NR/AA+/NR	$1,104,407
1,465,000	4.000%, 05/01/21	NR/AA+/NR	1,488,909

	Benton and Linn Counties, Oregon School District #509J (Assured Guaranty Municipal Corp. Insured)
4,670,000	5.000%, 06/01/21 pre-refunded	Aa1/NR/NR	5,112,856

	Central Oregon Community College District (School Bond Guaranty Program)
1,850,000	4.750%, 06/15/22	NR/AA/NR	1,997,482
2,195,000	4.750%, 06/15/23	NR/AA/NR	2,341,165
2,175,000	4.750%, 06/15/26	NR/AA/NR	2,248,559

	Chemeketa, Oregon Community College District (Financial Guaranty Insurance Corp. Insured),
1,385,000	5.500%, 06/01/14 Escrowed to Maturity	NR/NR/NR*	1,555,964

	Chemeketa, Oregon Community College District (School Bond Guaranty Program)
1,010,000	5.500%, 06/15/24	NR/AA/NR	1,115,575
1,235,000	5.000%, 06/15/25	NR/AA/NR	1,308,100
1,540,000	5.000%, 06/15/26	NR/AA/NR	1,618,032

	Clackamas, Oregon Community College District (National Public Finance Guarantee Insured)
1,535,000	5.000%, 05/01/25	Aa3/AA/NR	1,593,683

Clackamas County, Oregon School District #12 (North Clackamas) Convertible Capital Appreciation Bonds (Assured Guaranty Municipal Corp. Insured) ( School Bond Guaranty Program) (converts to a 5% coupon on 06/15/11)

8,000,000	zero coupon, 06/15/27 Series B	Aa1/AA+/NR	7,980,240
9,250,000	zero coupon, 06/15/29	Aa1/AA+/NR	9,129,843

	Clackamas County, Oregon School District #46 (Oregon Trail) (School Bond Guaranty Program)
1,000,000	5.000%, 06/15/22	NR/AA/NR	1,086,720
1,865,000	5.000%, 06/15/28 Series A	NR/AA/NR	1,914,031
1,800,000	5.000%, 06/15/29 Series A	NR/AA/NR	1,839,744
2,000,000	4.500%, 06/15/30	Aa1/AA+/NR	1,917,320
3,115,000	4.750%, 06/15/31	Aa1/AA+/NR	3,047,124
2,000,000	5.000%, 06/15/32 Series A	NR/AA/NR	2,012,260
3,780,000	4.750%, 06/15/32 Series A	NR/AA/NR	3,680,699

	Clackamas County, Oregon School District #86 (Canby) (Assured Guaranty Municipal Corp. Insured)
2,240,000	5.000%, 06/15/19	Aa1/AA+/NR	2,426,032

	Clackamas County, Oregon School District #108 (Estacada) (Assured Guaranty Municipal Corp. Insured)
1,295,000	5.375%, 06/15/17 pre-refunded	Aa3/AA+/NR	1,323,866

2,000,000	5.000%, 06/15/25 pre-refunded	Aa3/AA+/NR	2,041,260

	Clackamas County, Oregon School District #115 (Gladstone) (National Public Finance Guarantee Insured) (State School Bond Guaranty Program)
5,000,000	zero coupon, 06/15/27	Baa1/AA/NR	2,083,050

	Clackamas County, Oregon Tax Allocation
705,000	6.500%, 05/01/20	NR/NR/NR*	705,959

	Clackamas & Washington Counties, Oregon School District No. 003 (West Linn-Wilsonville) (School Bond Guaranty Program)
1,110,000	5.000%, 06/15/26	Aa1/AA/NR	1,170,140
500,000	5.000%, 06/15/34	Aa1/AA/NR	504,095

	Clackamas & Washington Counties, Oregon School District #3J (West Linn - Wilsonville) (State School Bond Guaranty Program)
2,850,000	5.000%, 06/15/27	Aa1/AA/NR	2,983,779
2,000,000	4.500%, 06/15/29	Aa1/AA/NR	1,982,620
1,965,000	5.000%, 06/15/30	Aa1/AA/NR	2,018,055
2,000,000	4.750%, 06/15/32	Aa1/AA/NR	1,997,280
3,000,000	5.000%, 06/15/33	Aa1/AA/NR	3,026,640

	Columbia County, Oregon School District #502 (National Public Finance Guarantee Financial Guaranty Insurance Corp. Insured)
2,070,000	zero coupon, 06/01/15	Aa3/BBB/NR	1,810,008

	Columbia & Washington Counties, Oregon School District #47J (Vernonia) (State School Bond Guaranty Program)
3,430,000	5.00%, 06/15/27	NR/AA/NR	3,614,671

	Deschutes County, Oregon (Assured Guaranty Municipal Corp. Insured)
2,260,000	5.000%, 12/01/16	Aa2/NR/NR	2,404,052

	Deschutes County, Oregon Administrative School District #1 Refunding (Assured Guaranty Municipal Corp. Insured)
400,000	5.000%, 06/15/13	Aa1/NR/NR	438,028
	(Assured Guaranty Municipal Corp. Insured)
1,300,000	5.500%, 06/15/16 pre-refunded	Aa1/NR/NR	1,329,705
1,355,000	5.500%, 06/15/18 pre-refunded	Aa1/NR/NR	1,385,962
3,000,000	5.125%, 06/15/21 pre-refunded	Aa1/NR/NR	3,063,540

	Deschutes County, Oregon School District #6 (Sisters) (Assured Guaranty Municipal Corp. Insured)
1,735,000	5.250%, 06/15/19	Aa3/AA+/NR	1,990,808
1,030,000	5.250%, 06/15/21	Aa3/AA+/NR	1,170,111

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
1,000,000	5.000%, 06/15/21	Aa1/NR/NR	1,047,260
2,330,000	zero coupon, 06/15/22	Aa1/NR/NR	1,390,777

	Deschutes and Jefferson Counties, Oregon School District #02J (Redmond) (School Bond Guaranty Program)
1,025,000	zero coupon, 06/15/23	Aa1/NR/NR	579,894
2,775,000	zero coupon, 06/15/29	Aa1/NR/NR	1,049,838
5,000,000	6.000%, 06/15/31	Aa1/NR/NR	5,493,050

	Gresham, Oregon
	(Assured Guaranty Municipal Corp. Insured)
1,155,000	5.375%, 06/01/18	Aa3/NR/NR	1,206,929

	Hillsboro, Oregon Series B
380,000	3.500%, 06/01/15	Aa3/NR/NR	407,573
390,000	3.500%, 06/01/16	Aa3/NR/NR	418,376
345,000	3.500%, 06/01/17	Aa3/NR/NR	367,404

	Hood River County, Oregon School District Refunding (School Bond Guaranty Program)
365,000	3.000%, 06/15/14	NR/AA/NR	383,312
385,000	3.000%, 06/15/15	NR/AA/NR	403,973
250,000	4.000%, 06/15/16	NR/AA/NR	273,505

	Independence, Oregon City Hall Project
	(Assured Guaranty Municipal Corp. Insured)
2,435,000	5.00%, 06/15/30	NR/AA+/NR	2,425,942

	Jackson County, Oregon School District #4 (Phoenix-Talent)
	(Assured Guaranty Municipal Corp. Insured)
1,395,000	5.500%, 06/15/18 pre-refunded	Aa3/AA+/NR	1,427,197

	Jackson County, Oregon School District #9 (Eagle Point) (National Public Finance Guarantee Insured)
2,080,000	5.500%, 06/15/15	Aa1/NR/NR	2,361,528
1,445,000	5.500%, 06/15/16	Aa1/NR/NR	1,674,726

	Jackson County, Oregon School District #9 (Eagle Point)
	(State School Bond Guaranty Program)
1,120,000	5.625%, 06/15/17 pre-refunded	Aa1/NR/NR	1,146,466
1,880,000	5.000%, 06/15/21 pre-refunded	Aa1/NR/NR	1,919,217

	Jackson County, Oregon School District #549
	(Medford) (State School Bond Guaranty Program)
1,750,000	5.000%, 06/15/12	Aa1/NR/NR	1,858,990

	Jackson County, Oregon School District #549C (Medford) (Assured Guaranty Municipal Corp. Insured)
2,000,000	4.750%, 12/15/29	Aa1/AA+/NR	2,006,980
3,000,000	5.000%, 12/15/32	Aa1/AA+/NR	3,026,190

	Jackson County, Oregon School District #549C (Medford) (School Board Guaranty Program)
1,000,000	4.625%, 06/15/27	Aa1/AA/NR	1,002,790
1,000,000	4.625%, 06/15/30	Aa1/AA/NR	979,250
1,000,000	5.000%, 06/15/33	Aa1/AA/NR	1,005,530

	Jefferson County, Oregon School District #509J (National Public Finance Guarantee Insured) (State School Bond Guaranty Program)
1,215,000	5.250%, 06/15/14	NR/AA/NR	1,287,596
1,025,000	5.250%, 06/15/17	NR/AA/NR	1,085,629

	Josephine County, Oregon Three Rivers School District
	(Assured Guaranty Municipal Corp. Insured)
1,780,000	5.250%, 06/15/18 pre-refunded	Aa1/NR/NR	1,818,697

	Keizer, Oregon
2,270,000	5.200%, 06/01/31	A1/NR/NR	2,111,214

	Lane County, Oregon School District #4J (Eugene) Refunding (School Bond Guaranty Program)
1,000,000	5.000%, 07/01/15	Aa1/NR/NR	1,146,240

	Lane County, Oregon School District #19 (Springfield)
	(Assured Guaranty Municipal Corp. Insured)
3,425,000	zero coupon, 06/15/29	Aa1/NR/NR	1,245,501

	Linn County, Oregon School District #9 (Lebanon)
	(Financial Guaranty Insurance Corp. Insured)
	(State School Bond Guaranty Program)
3,000,000	5.600%, 06/15/30 pre-refunded	NR/AA/NR	3,328,560

	Linn County, Oregon School District #9 (Lebanon)
	(National Public Finance Guarantee Insured)
	(State School Bond Guaranty Program)
2,500,000	5.000%, 06/15/30	Baa1/AA/NR	2,512,225

	Metro, Oregon
1,100,000	5.000%, 06/01/18	Aaa/AAA/NR	1,259,709

	Morrow County, Oregon School District #1 (Assured Guaranty Municipal Corp. Insured)
1,710,000	5.250%, 06/15/19	Aa3/AA+/NR	1,962,122

	Multnomah County, Oregon School District #7 (Reynolds)
	(State School Bond Guaranty Program)
500,000	5.625%, 06/15/17 pre-refunded	Aa1/AA/NR	511,700
2,375,000	5.125%, 06/15/19 pre-refunded	Aa1/AA/NR	2,425,303

	Multnomah County, Oregon School District #7 (Reynolds) Refunding
1,165,000	5.000%, 06/01/29	Aa3/NR/NR	1,202,000

	Multnomah and Clackamas Counties, Oregon School District #10 (Gresham-Barlow) (Assured Guaranty Municipal Corp. Insured)
1,500,000	5.500%, 06/15/18 pre-refunded	Aa2/AA+/NR	1,534,620
4,275,000	5.250%, 06/15/19	Aa1/AA+/NR	4,939,463
2,650,000	5.000%, 06/15/21 pre-refunded	Aa2/AA+/NR	2,705,279

	Multnomah and Clackamas Counties, Oregon School District #28JT (Centennial) (Assured Guaranty Municipal Corp. Insured)
2,680,000	5.250%, 12/15/18	Aa1/NR/NR	3,111,614

	Multnomah and Clackamas Counties, Oregon School District #51J (Riverdale) (State School Bond Guaranty Program)
1,250,000	zero coupon, 06/15/31	NR/AA/NR	408,988
1,300,000	zero coupon, 06/15/32	NR/AA/NR	397,709
850,000	zero coupon, 06/15/33	NR/AA/NR	243,398

	Newport, Oregon Urban Renewal Obligations, Refunding, Series B
565,000	4.500%, 06/15/22	NR/A+/NR	584,329

	Newport, Oregon Wastewater Obligations, Refunding, Series A
525,000	4.250%, 06/15/22	NR/A+/NR	532,749
255,000	4.250%, 06/15/23	NR/A+/NR	255,783

	Oregon Coast Community College District (National Public Finance Guarantee Insured)
	(State School Bond Guaranty Program)
1,590,000	5.250%, 06/15/17	Aa1/NR/NR	1,760,591

	Oregon State Alternative Energy Project
1,255,000	4.750%, 04/01/29 Series B	Aa1/AA/AA	1,273,725

	Oregon State Department of Administrative Services, Oregon Opportunity Refunding
6,210,000	5.000%, 12/01/19	Aa1/AA/AA+	7,121,876

	Pacific City, Oregon Joint Water - Sanitary Authority
1,830,000	4.800%, 07/01/27	NR/NR/NR*	1,696,556

	Polk, Marion & Benton Counties, Oregon School District #13J (Central) (Assured Guaranty Municipal Corp. Insured)
1,520,000	5.000%, 06/15/21	Aa3/AA+/NR	1,630,550

	Polk Marion & Benton Counties, Oregon School District No. 13J (Central) Series B (State School Bond Guaranty Program)
5,650,000	zero coupon, 06/15/32	NR/AA/NR	1,805,966

	Portland, Oregon
2,975,000	zero coupon, 06/01/15	Aa1/NR/NR	2,646,917
7,620,000	4.350%, 06/01/23	Aa1/NR/NR	7,736,281

	Portland, Oregon Community College District
1,195,000	3.000%, 06/15/12	Aa1/AA/NR	1,229,703

	Portland, Oregon Community College District
	(Financial Guaranty Insurance Corp. Insured)
1,395,000	5.000%, 06/01/17 pre-refunded	Aa1/AA/NR	1,421,254

	Portland, Oregon Revenue Refunding LTD Tax, Series A
1,000,000	4.000%, 04/01/22	Aa1/NR/NR	1,016,110

	Redmond, Oregon Terminal Expansion Project
500,000	5.000%, 06/01/34	A1/NR/NR	449,580

	City of Salem, Oregon
1,750,000	5.000%, 06/01/29	Aa2/AA-/NR	1,772,680

	Salem, Oregon
1,585,000	4.000%, 06/01/17	Aa2/AA-/NR	1,736,685

	Salem-Keizer, Oregon School District #24J (Assured Guaranty Municipal Corp. Insured)
1,000,000	5.000%, 06/15/19	Aa1/AA+/NR	1,087,520

	Salem-Keizer, Oregon School District #24J (State School Bond Guaranty Program)
4,000,000	zero coupon, 06/15/28	Aa1/AA/NR	1,606,040
3,090,000	zero coupon, 06/15/29	Aa1/AA/NR	1,158,565
3,500,000	zero coupon, 06/15/30	Aa1/AA/NR	1,223,285

	State of Oregon
500,000	6.000%, 10/01/29	Aa1/AA/AA+	552,295

	State of Oregon Board of Higher Education
820,000	zero coupon, 08/01/16	Aa1/AA/AA+	695,393
2,000,000	5.000%, 08/01/21	Aa1/AA/AA+	2,137,900
500,000	5.750%, 08/01/29 Series A	Aa1/AA/AA+	546,080
1,000,000	5.000%, 08/01/34	Aa1/AA/AA+	1,027,230
1,000,000	5.000%, 08/01/38	Aa1/AA/AA+	1,024,010

	State of Oregon Veterans' Welfare
550,000	4.800%, 12/01/22	Aa1/AA/AA+	570,537
400,000	4.900%, 12/01/26	Aa1/AA/AA+	408,580

	The Dalles, Oregon
230,000	4.000%, 06/01/20	NR/A+/NR	235,626
155,000	4.000%, 06/01/21	NR/A+/NR	156,880
130,000	4.125%, 06/01/22	NR/A+/NR	131,695
100,000	4.200%, 06/01/23	NR/A+/NR	100,948

	Tualatin Hills, Oregon Park & Recreational District
1,000,000	4.250%, 06/01/24	Aa1/AA/NR	1,012,670

	Wasco County, Oregon School District #12 (The Dalles) (Assured Guaranty Municipal Corp. Insured)
1,400,000	5.500%, 06/15/17	Aa3/AA+/NR	1,647,618
1,790,000	5.500%, 06/15/20	Aa3/AA+/NR	2,099,348

	Washington County, Oregon
2,465,000	5.000%, 06/01/23	Aa1/NR/NR	2,657,270

	Washington County, Oregon School District #15 (Forest Grove) (Assured Guaranty Municipal Corp. Insured)
1,760,000	5.375%, 06/15/16 pre-refunded	Aa1/NR/NR	1,799,230
2,000,000	5.000%, 06/15/21 pre-refunded	Aa1/NR/NR	2,041,260

	Washington County, Oregon School District #48J (Beaverton) (Assured Guaranty Corp. Insured)
1,280,000	5.000%, 06/01/31	Aa2/AA+/NR	1,300,134
1,000,000	5.125%, 06/01/36	Aa2/AA+/NR	1,011,870

	Yamhill County, Oregon School District #40 (McMinnville) (Assured Guaranty Municipal Corp. Insured) (School Bond Guaranty Program)
1,205,000	5.000%, 06/15/19	Aa1/NR/NR	1,350,492
1,375,000	5.000%, 06/15/22	Aa1/NR/NR	1,488,919

	Total State of Oregon General Obligation Bonds		226,399,368

	State of Oregon Revenue Bonds (50.4%)

	Airport Revenue Bonds (0.3%)

	Jackson County, Oregon Airport Revenue (Syncora Guarantee, Inc.)
750,000	5.250%, 12/01/32	Baa1/NR/NR	694,785

	Redmond, Oregon Airport Revenue
550,000	6.000%, 06/01/34	Baa3/NR/NR	547,910

	Total Airport Revenue Bonds		1,242,695

	Certificates of Participation Revenue Bonds (5.7%)

	Oregon State Department of Administrative Services
3,270,000	5.000%, 11/01/27 Series C	Aa2/AA-/AA	3,292,955
2,155,000	5.000%, 11/01/28 Series C	Aa2/AA-/AA	2,154,849
5,000,000	5.125%, 05/01/33	Aa2/AA-/AA	4,847,700

	Oregon State Department of Administration Services
	(American Municipal Bond Assurance Corp. Insured)
500,000	5.375%, 05/01/14 pre-refunded	Aa2/AA-/AA	513,160

	Oregon State Department of Administrative Services (Assured Guaranty Municipal Corp. Insured)
2,280,000	4.500%, 11/01/32	Aa2/AA+/AA	1,986,518
1,645,000	4.750%, 05/01/33	Aa2/AA+/AA	1,512,561

	Oregon State Department of Administrative Services (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
2,000,000	5.000%, 11/01/20	Aa2/AA-/AA	2,136,540
2,660,000	5.000%, 11/01/23	Aa2/AA-/AA	2,741,024
2,945,000	5.000%, 11/01/24	Aa2/AA-/AA	3,013,442
1,475,000	5.000%, 11/01/26	Aa2/AA-/AA	1,489,735

3,880,000	5.000%, 11/01/27	Aa2/AA-/AA	3,899,167

	Total Certificates of Participation Revenue Bonds		27,587,651

	Development Revenue Bonds (1.2%)

	Oregon State Bond Bank Revenue, Oregon Economic & Community Development Series A
250,000	4.750%, 01/01/34	Aa3/AA+/NR	238,558

	Portland, Oregon Economic Development (Broadway Project)
5,000,000	6.500%, 04/01/35	A1/A+/NR	5,412,500

	Total Development Revenue Bonds		5,651,058

	Hospital Revenue Bonds (11.5%)

	Clackamas County, Oregon Hospital Facilities Authority (Legacy Health System)
5,750,000	5.250%, 05/01/21	A2/A+/NR	5,764,835

	Deschutes County, Oregon Hospital Facilities Authority
	(Cascade Health)
2,000,000	5.600%, 01/01/27 pre-refunded	A3/NR/NR	2,100,700
3,500,000	8.000%, 01/01/28	A3/NR/NR	4,025,350
3,000,000	5.600%, 01/01/32 pre-refunded	A3/NR/NR	3,151,050

	Deschutes County, Oregon Hospital Facilities Authority (Cascade Health) (American Municipal Bond Assurance Corp. Insured)
3,250,000	5.375%, 01/01/35	A3/NR/NR	3,183,505

	Medford, Oregon Hospital Facilities Authority Revenue Refunding, Asante Health Systems (Assured Guaranty Municipal Corp. Insured)
9,000,000	5.500%, 08/15/28	NR/AA+/NR	9,277,200

	Multnomah County, Oregon Hospital Facilities Authority (Adventist Health/West)
500,000	5.000%, 09/01/21	NR/A/A	529,495

	Multnomah County, Oregon Hospital Facilities Authority (Providence Health System)
1,390,000	5.250%, 10/01/22	Aa2/AA/AA	1,461,029

	Multnomah County, Oregon Hospital Facilities Authority (Terwilliger Plaza Project)
1,250,000	5.250%, 12/01/36	NR/NR/NR*	1,043,138

	Oregon Health Sciences University Series B (National Public Finance Guarantee Insured)
1,400,000	5.250%, 07/01/15	A1/A/NR	1,403,682

	Oregon State Facilities Authority Revenue, Refunding, Legacy Health Systems
2,000,000	4.250%, 03/15/17	A2/A+/NR	2,069,260
3,000,000	4.500%, 03/15/18	A2/A+/NR	3,098,490
1,000,000	4.750%, 03/15/24	A2/A+/NR	985,480
1,000,000	5.000%, 03/15/30	A2/A+/NR	958,250

	Oregon State Facilities Authority Revenue, Refunding, Samaritan Health Services
1,500,000	4.375%, 10/01/20	NR/A-/NR	1,475,970

2,000,000	4.500%, 10/01/21	NR/A-/NR	1,968,100
1,520,000	5.000%, 10/01/23	NR/A-/NR	1,524,530
1,795,000	4.875%, 10/01/25	NR/A-/NR	1,738,906
2,000,000	5.000%, 10/01/30	NR/A-/NR	1,843,440

	Salem, Oregon Hospital Facility Authority (Salem Hospital)
2,000,000	5.750%, 08/15/23	NR/A+/A+	2,131,640
3,300,000	4.500%, 08/15/30	NR/A+/A+	2,890,371

	State of Oregon Health Housing Educational and Cultural Facilities Authority (Peacehealth) (American Municipal Bond Assurance Corp. Insured)
1,835,000	5.250%, 11/15/17	NR/A+/AA	1,887,646
1,430,000	5.000%, 11/15/32	NR/A+/AA	1,378,348

	Total Hospital Revenue Bonds		55,890,415

	Housing, Educational and Cultural Revenue Bonds (9.3%)

	Forest Grove, Oregon Campus Improvement (Pacific University Project)
1,500,000	6.000%, 05/01/30	NR/BBB/NR	1,536,045

	Forest Grove, Oregon (Pacific University) (Radian Insured)
4,000,000	5.000%, 05/01/22	NR/BBB/NR	4,039,960

	Forest Grove, Oregon Student Housing (Oak Tree Foundation)
5,750,000	5.500%, 03/01/37	NR/NR/NR*	4,950,578

	Oregon Health Sciences University
	(National Public Finance Guarantee Insured)
11,550,000	zero coupon, 07/01/21	A1/A/NR	6,767,376
2,890,000	5.250%, 07/01/22	A1/A/NR	2,935,720

	Oregon Health Science University Series A
4,500,000	5.750%, 07/01/39	A2/A/A	4,636,980

	Oregon State Facilities Authority Revenue (Linfield College Project), Series A 2005
2,830,000	5.000%, 10/01/20	Baa1/NR/NR	2,883,544
2,115,000	5.000%, 10/01/25	Baa1/NR/NR	2,141,522

	Oregon State Facilities Authority Revenue (Linfield College Project), Series A 2010
1,220,000	5.000%, 10/01/31	Baa1/NR/NR	1,171,212

	Oregon State Facilities Authority Revenue (University of Portland)
5,000,000	5.000%, 04/01/32	NR/BBB+/NR	4,742,600

	Oregon State Facilities Authority Revenue (Willamette University)
1,000,000	4.000%, 10/01/24	NR/A/NR	971,090
5,000,000	5.000%, 10/01/32	NR/A/NR	4,453,700

	State of Oregon Housing and Community Services
2,360,000	4.650%, 07/01/25	Aa2/NR/NR	2,330,594
1,855,000	5.350%, 07/01/30	Aa2/NR/NR	1,879,783

	Total Housing, Educational, and Cultural Revenue Bonds		45,440,704

	Transportation Revenue Bonds (4.8%)

	Oregon State Department Transportation Highway Usertax
3,025,000	5.500%, 11/15/18 pre-refunded	Aa1/AAA/AA+	3,294,165
1,200,000	5.000%, 11/15/22	Aa1/AAA/AA+	1,275,132
1,865,000	5.000%, 11/15/23 Series A	Aa1/AAA/AA+	2,010,078
1,260,000	5.000%, 11/15/23	Aa1/AAA/AA+	1,332,324
4,545,000	5.125%, 11/15/26 pre-refunded	Aa1/AAA/AA+	4,917,963
2,155,000	5.000%, 11/15/28	Aa1/AAA/AA+	2,232,300
1,000,000	5.000%, 11/15/29	Aa1/AAA/AA+	1,026,760
2,165,000	4.500%, 11/15/32	Aa1/AAA/AA+	2,003,837
3,510,000	5.000%, 11/15/33	Aa1/AAA/AA+	3,555,244

	Tri-County Metropolitan Transportation District, Oregon
1,775,000	5.000%, 09/01/16	Aa2/AAA/NR	1,879,015

	Total Transportation Revenue Bonds		23,526,818

	Urban Renewal Revenue Bonds (2.4%)

	Portland, Oregon River District Urban Renewal and Redevelopment (American Municipal Bond Assurance Corp. Insured)
1,915,000	5.000%, 06/15/20	A2/NR/NR	1,970,382

	Portland, Oregon Urban Renewal and Redevelopment, Refunding, North Macadam, Series B
1,000,000	4.000%, 06/15/25	A1/NR/NR	877,310

	Portland, Oregon Urban Renewal Tax Allocation (American Municipal Bond Assurance Corp. Insured) (Convention Center)
1,150,000	5.750%, 06/15/18	Aa3/NR/NR	1,165,479
2,000,000	5.450%, 06/15/19	Aa3/NR/NR	2,026,320

	Portland, Oregon Urban Renewal Tax Allocation (Interstate Corridor) (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
1,890,000	5.250%, 06/15/20	A2/NR/NR	1,950,310
1,810,000	5.250%, 06/15/21	A2/NR/NR	1,855,286
2,030,000	5.000%, 06/15/23	A2/NR/NR	2,033,938

	Total Urban Renewal Revenue Bonds		11,879,025

	Utility Revenue Bonds (1.5%)

	Emerald Peoples Utility District, Oregon (Assured Guaranty Municipal Corp. Insured)
1,455,000	5.250%, 11/01/22	Aa3/NR/NR	1,545,326

	Eugene, Oregon Electric Utility
5,635,000	5.000%, 08/01/30	Aa2/AA-/AA-	5,712,763

	Total Utility Revenue Bonds		7,258,089

	Water and Sewer Revenue Bonds (12.0%)

	Klamath Falls, Oregon Water (Assured Guaranty Municipal Corp. Insured)
1,575,000	5.500%, 07/01/16	Aa3/AA+/NR	1,746,974

	Lane County, Oregon Metropolitan Wastewater
2,500,000	5.250%, 11/01/28	Aa2/AA-/NR	2,588,950

	Lebanon, Oregon Wastewater Revenue Refunding (Assured Guaranty Municipal Corp. Insured)
230,000	4.000%, 03/01/20	NR/AA+/NR	238,022
400,000	4.250%, 03/01/25	NR/AA+/NR	399,136

	Molalla, Oregon Sewer Revenue Refunding
210,000	4.000%, 03/01/18	NR/A/NR	219,841
240,000	4.000%, 03/01/19	NR/A/NR	247,752
250,000	4.000%, 03/01/20	NR/A/NR	253,825
260,000	4.000%, 03/01/21	NR/A/NR	260,582
270,000	4.000%, 03/01/22	NR/A/NR	267,351
280,000	4.000%, 03/01/23	NR/A/NR	273,395
290,000	4.000%, 03/01/24	NR/A/NR	276,356
150,000	4.000%, 03/01/25	NR/A/NR	140,309

	Portland, Oregon Sewer System
5,000,000	5.000%, 06/15/33	Aa3/AA/NR	5,027,650

	Portland, Oregon Sewer System (Assured Guaranty Municipal Corp. Insured)
2,760,000	5.250%, 06/01/17	Aa3/AA+/NR	2,962,860
4,595,000	5.000%, 06/01/17	Aa2/AA+/NR	5,091,536
3,470,000	5.000%, 06/01/21	Aa3/AA+/NR	3,632,292

	Portland, Oregon Sewer System (National Public Finance Guarantee Insured)
4,410,000	5.000%, 06/15/25	Aa3/AA/NR	4,619,343
4,630,000	5.000%, 06/15/26	Aa3/AA/NR	4,819,923
1,610,000	5.000%, 06/15/27	Aa3/AA/NR	1,668,105

	Portland, Oregon Water System (National Public Finance Guarantee Insured)
2,725,000	4.500%, 10/01/27	Aa1/NR/NR	2,724,837

	Portland, Oregon Water System Revenue, Refunding, Series A
1,920,000	4.000%, 05/01/14	Aaa/NR/NR	2,091,264
1,275,000	4.000%, 05/01/25	Aaa/NR/NR	1,245,012

	Salem, Oregon Water & Sewer (Assured Guaranty Municipal Corp. Insured)
1,000,000	5.375%, 06/01/15	Aa3/AA+/NR	1,133,950

	Sunrise Water Authority, Oregon (Assured Guaranty Municipal Corp. Insured)
2,630,000	5.000%, 03/01/19	Aa3/AA+/NR	2,775,755
1,350,000	5.250%, 03/01/24	Aa3/AA+/NR	1,399,896

	Sunrise Water Authority, Oregon (Syncora Guarantee, Inc.)
1,000,000	5.000%, 09/01/25	NR/NR/NR*	944,090

	Washington County, Oregon Clean Water Services
4,000,000	5.000%, 10/01/28	Aa2/AA-/NR	4,113,800

	Washington County, Oregon Clean Water Services (National Public Finance Guarantee- Financial Guaranty Insurance Corp. Insured)
995,000	5.000%, 10/01/13	Aa2/AA/NR	1,023,835
3,525,000	5.125%, 10/01/17	Aa2/AA/NR	3,611,327

	Washington County, Oregon Clean Water Services (National Public Finance Guarantee Insured)
2,235,000	5.250%, 10/01/15	Aa2/AA/NR	2,579,279

	Total Water and Sewer Revenue Bonds		58,377,247

	Other Revenue Bonds (1.7%)

	Oregon State Department of Administration Services (Lottery Revenue)
2,500,000	5.000%, 04/01/29	Aa2/AAA/NR	2,560,875

	Oregon State Department of Administration Services (Lottery Revenue) (Assured Guaranty Municipal Corp. Insured)
2,700,000	5.000%, 04/01/19	Aa2/AAA/AA-	2,874,825
3,000,000	5.000%, 04/01/27	Aa2/AAA/AA-	3,088,830

	Total Other Revenue Bonds		8,524,530

	Total State of Oregon Revenue Bonds		245,378,232

	U.S. Territory Bonds (1.2%)

	Puerto Rico Commonwealth Aqueduct & Sewer Authority (Assured Guaranty Municipal Corp. Insured)
3,000,000	5.000%, 07/01/28	Aa3/AA+/BBB	2,951,910

	Puerto Rico Commonwealth General Obligation (National Public Finance Guarantee Insured)
1,270,000	6.000%, 07/01/28	A3/BBB/NR	1,316,419

	Puerto Rico Electric Power Authority
1,000,000	5.250%, 07/01/33	A3/BBB+/BBB+	950,640

	Puerto Rico Municipal Finance Agency (Assured Guaranty Municipal Corp. Insured)
500,000	5.250%, 08/01/16	Aa3/AA+/NR	519,330

	Total U.S. Territory Bonds		5,738,299

	Total Investments (cost $469,835,065-note b)	98.1%	477,515,899

	Other assets less liabilities	1.9	9,310,424

	Net Assets	100.0%	$486,826,323

* Any security not rated (NR) by any of the approved credit rating services has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four ratings if  a credit rating were to be assigned by  a rating service.

		Percent of
	Portfolio Distribution By Quality Rating	Investments †

	Aaa of Moody's or AAA of S&P	5.9%
	Pre-refunded bonds ††/ Escrowed to Maturity bonds	10.9
	Aa of Moody's or AA of S&P or Fitch	61.1
	A of Moody's or S&P or Fitch	16.4
	Baa of Moody's or BBB of S&P	3.7
	Not rated*	2.0
		100.0%

	† Calculated using the highest rating of the three rating services.

	†† Pre-refunded bonds are bonds for which U.S. Government Obligations have been placed in escrow to retire the bonds at their earliest call date.

	PORTFOLIO ABBREVIATION:
	NR - Not Rated

	See accompanying notes to financial statements.

TAX-FREE TRUST OF OREGON
NOTES TO FINANCIAL STATEMENTS
December 31, 2010
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At December 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $469,586,088 amounted to $7,929,811, which consisted of aggregate gross unrealized appreciation of $14,466,630 and aggregate gross unrealized depreciation of $6,536,819.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs-Municipal Bonds+	477,515,899
Level 3 – Significant Unobservable Inputs	-
Total	$477,515,899

 + See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a) The Fund's chief financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Fund's chief financial and executive officers are aware of no changes in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE TRUST OF OREGON

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Vice Chair, President and Trustee February 22, 2011

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer February 22, 2011